Trade And Other Payables - Schedule of Other Payables (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Payables [Abstract]
Payables for cash-settled long-term incentive plan	$ 234,448	$ 701,582
Payables for salaries and bonuses	1,375,627	1,387,416
Payables for professional fees	560,578	507,340
Interest payables		142,083
Others	154,385	79,488
Total Other Payables	2,325,038	2,817,909
Maturity analysis:
On demand or within 1 year	$ 2,325,038	$ 2,817,909